Note 05 - Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total Fair Value [Domain Member]
Breakdown by financial assets/ liability category [Abstract]
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	€ 193	€ 1,332	€ 2,926
Trading Fair Value [Member]
Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Total Sales & Trading	2,682	3,227	5,032
Sales & Trading (equity)	87	493	805
Sales & Trading (FIC)	2,595	2,734	4,227
Other trading income	(2,486)	(3,175)	(1,659)
Total trading income	197	52	3,374
Non-Trading Fair Value [Member]
Breakdown by financial assets/ liability category [Abstract]
Debt securities	43	(77)
Equity securities	300	159
Loans and loan commitments	28	77
Deposits	(19)	27
Other non-trading finacial assets mandatory at fair value through profit and loss	25	26
Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	377	212
Designated Fair Value [Member]
Breakdown by financial assets/ liability category [Abstract]
Loans and loan commitments	(9)	7	(32)
Deposits	0	19	(30)
Securities purchased/sold under resale/repurchase agreements	3	4	3
Long-term debt	(386)	1,118	(398)
Other financial assets/liabilities designated at fair value through profit or loss	12	(79)	9
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	€ (381)	€ 1,069	€ (448)